Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Repurchase of own capital stock reserve [Member]	Cumulative translation effects in foreign subsidiaries [Member]	Total controlling interest [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 2,832,268	$ 4,579,472	$ 20,969,443	$ 1,732,447	$ 4,312,478	$ 34,426,108	$ (108,572)	$ 34,317,536
Increase in reserve			(3,000,000)	3,000,000
Repurchase of own capital stock, net		(4,239)		(1,636,057)		(1,640,296)		(1,640,296)
Comprehensive income (loss)			3,653,347		(606,787)	3,046,560	(214,797)	2,831,763
Balance at Dec. 31, 2018	2,832,268	4,575,233	21,622,790	3,096,390	3,705,691	35,832,372	(323,369)	35,509,003
Increase in reserve								484,046
Repurchase of own capital stock, net				(156,058)		(156,058)		(156,058)
Comprehensive income (loss)			(1,635,909)		(1,455,428)	(3,091,337)	348,169	(2,743,168)
Balance at Dec. 31, 2019	2,832,268	4,575,233	19,986,881	2,940,332	2,250,263	32,584,977	24,800	32,609,777
Increase in reserve								484,046
Repurchase of own capital stock, net				(41,984)		(41,984)		(41,984)
Dividends paid			(1,990,000)			(1,990,000)		(1,990,000)
Comprehensive income (loss)			2,798,188		(368,532)	2,429,656	11,210	2,440,866
Balance at Dec. 31, 2020	$ 2,832,268	$ 4,575,233	$ 20,795,069	$ 2,898,348	$ 1,881,731	$ 32,982,649	$ 36,010	$ 33,018,659